UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Ready Assets
Prime Money Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Ready Assets Prime Money Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Issue		(000)	Value
Certificates of Deposit - 5.3%
Bank of America, NA, 2.30%, 5/04/09		$50,000	$50,000,000
Bank of America, NA, 2.45%, 5/19/09		16,000	16,000,000
Citibank, NA, 0.35%, 4/13/09		25,000	25,000,000
Citibank, NA, 1%, 4/27/09		75,000	75,000,000
State Street Bank & Trust Co., 1.05%, 6/15/09		40,000	40,000,000
U.S. Bank, NA, 0.50%, 4/23/09		32,000	32,000,000
Wachovia Bank, NA, 1.825%, 8/04/09 (a)		29,150	29,150,000
Total Certificates of Deposit			267,150,000
Certificates of Deposit - Yankee (b) - 21.6%
BNP Paribas, NY, 1.01%, 5/19/09		35,000	35,000,000
BNP Paribas, NY, 0.87%, 6/02/09		32,000	32,000,000
BNP Paribas, NY, 2.29%, 6/08/09		47,900	47,900,000
BNP Paribas, NY, 0.87%, 6/12/09		25,000	25,000,000
BNP Paribas, NY, 1.17%, 7/08/09		30,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 2.71%, 4/14/09		30,000	30,000,107
Banco Bilbao Vizcaya Argentaria SA, NY, 0.81%, 4/29/09		35,000	35,000,272
Banco Bilbao Vizcaya Argentaria SA, NY, 2.77%, 5/12/09		45,000	45,000,505
Banco Bilbao Vizcaya Argentaria SA, NY, 0.87%, 5/13/09		45,000	45,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.97%, 7/01/09		30,000	30,000,756
Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/03/09		65,000	65,002,226
Banco Santander, NY, 2.78%, 5/12/09		39,000	39,000,000
Bank of Nova Scotia, NY, 0.70%, 6/12/09		25,000	25,000,000
Barclays Bank Plc, NY, 0.95%, 4/14/09		50,000	50,000,000
Barclays Bank Plc, NY, 0.93%, 4/23/09		30,000	30,000,000
DnB NOR Bank ASA, NY, 0.87%, 6/09/09		10,000	10,000,000
Mizuho Corporate Bank, NY, 0.50%, 4/17/09		40,000	40,000,000
Rabobank Nederland NV, NY, 0.75%, 6/09/09		20,000	20,000,000
Rabobank Nederland NV, NY, 0.65%, 6/25/09		75,000	75,000,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09		35,000	35,000,000
Royal Bank of Scotland Group Plc, NY, 1.32%, 6/30/09		37,350	37,350,000
SanPaolo IMI SpA, NY, 2.85%, 5/12/09		40,000	40,000,000
Societe Generale, NY, 0.97%, 6/05/09		35,000	35,000,630
Societe Generale, NY, 0.97%, 6/09/09		50,000	50,000,000
Societe Generale, NY, 1%, 6/11/09		25,000	25,000,000
Societe Generale, NY, 1.60%, 6/17/09		25,000	25,000,000
Societe Generale, NY, 1.05%, 7/13/09		30,000	30,000,000
Svenska Handelsbanken, NY, 0.79%, 5/04/09		36,000	36,000,000
Svenska Handelsbanken, NY, 0.92%, 5/26/09		25,000	25,000,000
Toronto-Dominion Bank, NY, 2.50%, 6/09/09		17,950	17,950,000
Toronto-Dominion Bank, NY, 2.42%, 6/11/09		29,500	29,500,000
Total Certificates of Deposit - Yankee			1,094,704,496

	1

Ready Assets Prime Money Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Issue		(000)	Value
Commercial Paper (c) - 40.3%
Aspen Funding Corp., 0.30%, 4/01/09		$34,000	$34,000,000
Atlantis One Funding Corp., 0.75%, 5/11/09		40,000	39,966,667
Barton Capital Corp., 0.45%, 4/07/09		15,000	14,998,875
Barton Capital Corp., 0.45%, 4/08/09		14,007	14,005,774
Barton Capital Corp., 0.70%, 5/04/09		3,000	2,998,075
Barton Capital Corp., 0.67%, 5/07/09		45,000	44,969,850
CAFCO, LLC, 0.60%, 4/01/09		12,000	12,000,000
CAFCO, LLC, 0.41%, 4/02/09		54,000	53,999,385
CAFCO, LLC, 0.39% - 0.42%, 4/13/09		44,000	43,994,190
CAFCO, LLC, 0.60% - 0.70%, 4/20/09		15,000	14,994,722
CAFCO, LLC, 0.80%, 4/23/09		63,000	62,969,200
CAFCO, LLC, 0.80%, 5/05/09		15,000	14,988,667
CBA (Delaware) Finance, Inc., 0.70%, 4/08/09		35,000	34,995,236
CHARTA, LLC, 0.92%, 6/22/09		25,000	24,947,611
CRC Funding, LLC, 0.80%, 4/24/09		58,200	58,170,253
CRC Funding, LLC, 0.85%, 5/07/09		75,000	74,936,250
Cancara Asset Securitization LLC, 0.93%, 4/01/09		45,000	45,000,000
Chariot Funding LLC, 0.45%, 4/03/09		35,000	34,999,125
Chariot Funding LLC, 0.40%, 4/06/09		18,000	17,999,000
Chariot Funding LLC, 0.40%, 4/28/09		12,800	12,796,160
Chariot Funding LLC, 0.50%, 5/11/09		50,000	49,972,222
Ciesco, LLC, 0.50%, 4/20/09		10,000	9,997,361
Ciesco, LLC, 0.98%, 5/14/09		35,000	34,959,031
Clipper Receivables Co. LLC, 0.45%, 4/01/09		5,000	5,000,000
Clipper Receivables Co. LLC, 1.10%, 4/06/09		8,000	7,998,778
DANSKE Corp., 0.82%, 4/14/09		30,000	29,991,117
DANSKE Corp., 0.52%, 4/20/09		7,000	6,998,079
DANSKE Corp., 0.65%, 4/27/09		40,000	39,981,222
DANSKE Corp., 1%, 6/15/09		40,000	39,916,667
DANSKE Corp., 0.85%, 6/23/09		22,653	22,608,606
DnB NOR Bank ASA, 0.92%, 5/18/09		59,000	58,929,134
DnB NOR Bank ASA, 1%, 5/22/09		20,000	19,971,667
Fairway Finance Co., LLC, 0.45%, 4/20/09		28,000	27,993,350
Falcon Asset Securitization Co. LLC, 0.45%, 4/14/09		20,000	19,996,750
Falcon Asset Securitization Co. LLC, 0.40%, 4/27/09		90,000	89,974,000
Gemini Securitization Corp., 0.55%, 4/03/09		22,000	21,999,328
Gemini Securitization Corp., 0.55%, 4/14/09		25,026	25,021,030
ING America Insurance Holdings, Inc., 1.15%, 4/23/09		30,589	30,567,503
ING U.S. Funding LLC, 1.32%, 4/02/09		4,700	4,699,828
ING U.S. Funding LLC, 0.85%, 4/16/09		25,000	24,991,146
ING U.S. Funding LLC, 0.70%, 5/27/09		62,000	61,932,489
Jupiter Securitization Co. LLC, 0.20%, 4/01/09		24,664	24,664,000
Jupiter Securitization Co. LLC, 0.45%, 4/07/09		8,000	7,999,400
Jupiter Securitization Co. LLC, 0.50%, 5/04/09		5,500	5,497,479

	2

Ready Assets Prime Money Fund
Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Liberty Street Funding LLC, 0.45% - 0.50%, 4/13/09	$67,000	$66,989,633
Lloyds TSB Bank Plc, 1.32%, 4/01/09	10,000	10,000,000
Manhattan Asset Funding Co. LLC, 1.40%, 4/02/09	12,000	11,999,533
Manhattan Asset Funding Co. LLC, 1.40%, 4/06/09	25,000	24,995,139
Nordea Bank Finland Plc, 0.70%, 5/27/09	35,000	34,961,889
Nordea Bank Finland Plc, 0.78%, 6/08/09	30,000	29,955,800
Park Avenue Receivables Co. LLC, 0.45%, 4/06/09	19,000	18,998,813
Park Avenue Receivables Co. LLC, 0.45%, 4/07/09	16,012	16,010,799
Rabobank USA Financial Corp., 0.69%, 5/05/09	7,000	6,995,438
Ranger Funding Co. LLC, 0.70%, 5/08/09	70,000	69,949,639
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	28,000	27,840,867
Societe Generale, 1.39%, 7/07/09	25,000	24,906,368
Solitaire Funding LLC, 0.60%, 4/14/09	23,000	22,995,017
Solitaire Funding LLC, 0.55%, 4/27/09	22,000	21,991,261
Tempo Finance Corp., 0.45%, 4/01/09	5,000	5,000,000
Toyota Motor Credit Corp., 1.15%, 4/14/09	30,000	29,987,542
Toyota Motor Credit Corp., 1.15%, 4/15/09	60,000	59,973,167
UBS Finance (Delaware), LLC, 1.40%, 4/03/09	50,000	49,996,111
UBS Finance (Delaware), LLC, 1.38%, 4/06/09	4,000	3,999,233
UBS Finance (Delaware), LLC, 1.14%, 4/14/09	3,000	2,998,765
UBS Finance (Delaware), LLC, 1%, 4/27/09	20,000	19,985,556
UBS Finance (Delaware), LLC, 1.30%, 4/30/09	70,000	69,926,694
UBS Finance (Delaware), LLC, 1.11%, 5/22/09	40,000	39,937,100
Victory Receivables Corp., 0.58%, 4/09/09	15,000	14,998,067
Yorktown Capital, LLC, 0.65%, 4/23/09	25,000	24,990,069
Total Commercial Paper		2,039,771,727
Corporate Notes (a) - 4.5%
Bank of Montreal, Chicago, 1.008%, 10/05/09 (d)	43,950	43,950,000
HSBC USA, Inc., 1.56%, 10/15/09	8,070	8,070,000
ING Bank, NV, 1.569%, 8/24/09 (d)	26,100	26,100,000
ING USA Global Funding Trust VI, 1.751%, 9/18/09	12,970	12,970,000
Lloyds TSB Group Plc, 1.541%, 8/07/09 (d)	35,000	35,000,000
Nordea Bank AB, 1.509%, 10/23/09 (d)	32,550	32,550,000
Rabobank Nederland NV, 0.561%. 7/07/09	52,100	52100000
U.S. Bank, NA, 1.349%, 8/24/09	8,600	8,553,238
Wells Fargo & Co., 1.397%, 9/23/09	8,800	8,751,167
Total Corporate Notes		228,044,405
Funding Agreements (a)(e)- 3.5%
Genworth Life Insurance Co., 1.393%, 10/13/09	25,000	25,000,000
Jackson National Life Insurance Co., 0.997%, 5/01/09	86,000	86,000,000
Metropolitan Life Insurance Co., 0.697%, 4/01/09	20,000	20,000,000
New York Life Insurance Co., 1.47%, 4/13/09	48,830	48,830,000
Total Funding Agreements		179,830,000

3

Ready Assets Prime Money Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
US Government Agency & Instrumentality Obligations - 17.8%
Fannie Mae Discount Notes, 2.0%, 5/14/09 (c)	$19,950	$19,902,342
Fannie Mae Discount Notes, 1.30%, 6/22/09 (c)	30,000	29,911,166
Fannie Mae Discount Notes, 0.59%, 8/12/09 (c)	64,000	63,860,498
Fannie Mae Discount Notes, 0.60%, 8/26/09 (c)	29,721	29,648,184
Fannie Mae Discount Notes, 1.184%, 8/05/10 (a)	27,370	27,356,587
Federal Home Loan Bank Discount Notes, 0.45%, 7/23/09 (c)	3,000	2,995,763
Federal Home Loan Bank Discount Notes, 0.59%, 8/12/09 (c)	22,200	22,151,610
Federal Home Loan Bank Discount Notes, 0.59%, 8/19/09 (c)	27,000	26,938,050
Federal Home Loan Bank Discount Notes, 0.59%, 8/21/09 (c)	42,000	41,902,257
Federal Home Loan Bank Discount Notes, 0.59%, 8/25/09 (c)	15,000	14,964,108
Federal Home Loan Bank Discount Notes, 0.60%, 8/28/09 (c)	8,000	7,980,133
Federal Home Loan Bank Discount Notes, 0.58%, 9/02/09 (c)	42,000	41,895,793
Federal Home Loan Bank Discount Notes, 0.59%, 9/09/09 (c)	20,000	19,947,228
Federal Home Loan Bank Discount Notes, 0.60%, 9/11/09 (c)	15,000	14,959,250
Federal Home Loan Bank Variable Rate Notes, 0.482%, 8/13/09 (a)	28,100	28,100,000
Federal Home Loan Bank Variable Rate Notes, 0.461%, 8/14/09 (a)	41,500	41,498,464
Federal Home Loan Bank Variable Rate Notes, 0.72%, 2/05/10 (a)	28,355	28,355,000
Federal Home Loan Bank Variable Rate Notes, 0.805%, 2/26/10 (a)	29,680	29,680,000
Federal Home Loan Bank Variable Rate Notes, 1.248%, 7/09/10 (a)	53,710	53,696,293
Freddie Mac Discount Notes, 0.52%, 7/20/09 (c)	22,000	21,965,044
Freddie Mac Discount Notes, 0.55%, 8/17/09 (c)	20,000	19,957,833
Freddie Mac Discount Notes, 0.59%, 8/24/09 (c)	25,000	24,940,590
Freddie Mac Discount Notes, 0.59% - 0.61%, 9/01/09 (c)	125,000	124,678,912
Freddie Mac Discount Notes, 0.57%, 9/08/09 (c)	13,000	12,967,066
Freddie Mac Variable Rate Notes, 0.453%, 9/28/09 (a)	45,300	45,294,463
Freddie Mac Variable Rate Notes, 1.06%, 7/14/10 (a)	32,000	31,985,645
Freddie Mac Variable Rate Notes, 1.229%, 8/24/10 (a)	23,400	23,401,407
Freddie Mac Variable Rate Notes, 1.244%, 9/03/10 (a)	51,575	51,560,276
Total US Government Agency & Instrumentality Obligations		902,493,962
US Government Obligations (f)- 6.0%
U.S. Treasury Bills, 0.33% - 0.335%, 6/04/09	50,500	50,470,147
U.S. Treasury Bills, 0.396%, 7/02/09	50,000	49,949,400
U.S. Treasury Bills, 0.39%, 8/06/09	30,300	30,258,312
U.S. Treasury Bills, 0.445%, 8/13/09	26,000	25,956,934
U.S. Treasury Bills, 0.469% - 0.49%, 8/20/09	67,000	66,874,788
U.S. Treasury Bills, 0.49%, 8/27/09	22,500	22,454,629
U.S. Treasury Bills, 0.315% - 0.32%, 9/03/09	58,400	58,320,119
Total US Government Obligations		304,284,329

4

Ready Assets Prime Money Fund
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Repurchase Agreements - 2.0%
Deutsche Bank Securities, Inc., purchased on 3/31/09 to yield 0.19% to 4/01/09, repurchase price of $100,504,530, collateralized by Fannie Mae, 3.125% to 4.375% due
10/25/10 to 3/15/13	$ 100,504	$100,504,000
Total Repurchase Agreements		100,504,000
Total Investments (Cost - $5,116,782,919*) - 101.0%		5,116,782,919
Liabilities in Excess of Other Assets - (1.0)%		(50,183,281)
Net Assets - 100.0%		$5,066,599,638

* Cost for federal income tax purposes.

(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b) Issuer is a branch of foreign domiciled bank.

(c) The interest rates shown reflect the discount rates paid at the time of purchase.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e) Restricted securities as to resale, representing 3.5% of net assets, were as follows:

	Acquisition
Issue	Date	Cost	Value
Genworth Life Insurance Co., 1.393%, 10/13/09	10/10/08	$25,000,000	$25,000,000
Jackson National Life Insurance Co., 0.997%, 5/01/09	5/01/08	86,000,000	86,000,000
Metropolitan Life Insurance Co., 0.697%, 4/01/09	4/01/08	20,000,000	20,000,000
New York Life Insurance Co., 1.47%, 4/13/09	4/11/08	48,830,000	48,830,000
Total		$ 179,830,000	$ 179,830,000

(f) US Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates at the time of purchase.

Ready Assets Prime Money Fund

Schedule of Investments March 31, 2009 (Unaudited)
• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
"Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$5,116,782,919
Level 3	-
Total	$5,116,782,919

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: May 20, 2009